LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES
6.	LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES

		December 31,
	Note	2017	2018
		RMB	RMB

Loans principal, interest and financing service fee receivables		16,701,504,043	15,861,324,470

Less: allowance for credit losses	(a)
- Individually assessed		(98,736,342)	(157,157,377)
- Collectively assessed		(341,599,744)	(705,881,227)

Subtotal		(440,336,086)	(863,038,604)

Net loans principal, interest and financing service fee receivables		16,261,167,957	14,998,285,866

(a)	Allowance for credit losses

The table below presents the components of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment as of December 31, 2018 and 2017.

	2018
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	RMB	RMB	RMB

As of January 1	341,599,744	98,736,342	440,336,086
Provision for credit losses	364,289,770	69,464,131	433,753,901
Charge-offs	(8,287)	(11,043,096)	(11,051,383)
Recoveries	-	-	-

As of December 31	705,881,227	157,157,377	863,038,604

Net loans principal, interest and financing service fee receivables	14,760,930,158	237,355,708	14,998,285,866

Recorded investment	15,466,811,385	394,513,085	15,861,324,470

	2017
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	RMB	RMB	RMB

As of January 1	89,562,675	55,180,661	144,743,336
Provision for credit losses	252,549,185	54,203,766	306,752,951
Charge-offs	(512,116)	(10,648,085)	(11,160,201)
Recoveries	-	-	-

As of December 31	341,599,744	98,736,342	440,336,086

Net loans principal, interest and financing service fee receivables	16,065,757,967	195,409,990	16,261,167,957

Recorded investment	16,407,357,711	294,146,332	16,701,504,043

The Group uses discounted cash flow method to estimate expected credit losses for loans individually assessed. Under the discounted cash flow method, the allowance for credit losses is estimated as the difference between amortized cost and the present value of cash flows expected to be collected. For each loan, if the present value of cash flows expected to be collected is lower than the amortized cost, allowance for credit losses is charged. Conversely, allowance for credit losses would be reversed. To collectively assess the expected credit losses for the remaining loans portfolios by each entity within the Group, the Group assesses allowance for credit losses using roll rate-based model, see Note 2(e) Loans. For each entity within the Group, if the allowance for credit losses determined by roll rate-based model is higher than the allowance that has been accrued, allowance for credit losses would be charged. Conversely, allowance for credit losses would be reversed.

The Group charges off loans principal, interest and financing service fee receivables if the remaining balance is considered uncollectable after exhausting all collection efforts. Recovery of loans principal, interest and financing service fee receivables previously charged off would be recorded when received.

For the description of the Group's related accounting policies of allowance for credit losses, see Note 2(e) Loans.

(b)	Loan delinquency and non-accrual details

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2018.

	Total current	1–30 days past due	31–90 days past due	91–180 days past due	>180 days past due	Total loans	Total non-accrual	90 days past due and accruing
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables	12,929,493,099	1,031,203,259	1,484,689,974	159,343,805	256,594,333	15,861,324,470	415,938,138	-

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2017.

	Total current	1–30 days past due	31–90 days past due	91–180 days past due	>180 days past due	Total loans	Total non-accrual	90 days past due and accruing
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables	15,477,867,781	723,143,029	206,346,901	136,276,334	157,869,998	16,701,504,043	294,146,332	-

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past.

Any interest accrued on non-accrual loans is reversed at 90 days and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan.

(c)	Impaired loans

(1)	Impaired loans summary

		Recorded investment
	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Impaired loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

As of December 31,2018	417,625,050	415,938,138	358,477,762	57,460,376	157,157,377

As of December 31,2017	299,550,322	294,146,332	242,037,110	52,109,222	98,736,342

In accordance with ASC 310-10-35-16 and 17, impaired loans are those loans where the Group, based on current information and events, believes it is probable all amounts due according to the contractual terms of the loan will not be collected. All amounts due according to the contractual terms means that both the contractual interest payments and the contractual principal payments of a loan will be collected as scheduled in the loan agreement. Impaired loans without an allowance generally represent loans that the fair value of the underlying collateral meets or exceeds the loan’s amortized cost.

(2)	Average recorded investment in impaired loans

	Year ended December 31,
	2017		2018
	Average recorded investment(i)	Interest and fees income recognized(ii)	Average recorded investment(i)	Interest and fees income recognized(ii)
	RMB	RMB	RMB	RMB

Impaired loans	193,518,814	19,502,728	335,515,156	26,786,527

(i)	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.

(ii)	The interest and fees income recognized are those interest and financing service fee recognized related to impaired loans. All the amounts are recognized on cash basis.

No debt restructuring in which contractual terms of loans are modified, has occurred during 2017 and 2018.

During the year ended December 31, 2018, the Group transferred RMB184,621,473 in carrying amount of loans to third party investors and recorded the transfers as sales. For the year ended December 31, 2018, the Group recognized net loss of RMB16,697,259 from transfers accounted for as sales of loans.

Since the fair value of transferred loans was higher than the cost, loans transferred to held-for-sale category was RMB120,822,552, as of December 31, 2018.

The Group carries out pre-approval, review and credit approval of loans by professionals for credit risk arising from micro credit business. During the post-transaction monitoring process, the Group conducts a visit of customers regularly after disbursement of loans, and conducts on-site inspection when the Group considers it is necessary. The review focuses on the status of the collateral.

The Group adopts a loan risk classification approach to manage the loan portfolio risk. Loans are classified as non-impaired and impaired based on the different risk level. When one or more event demonstrates there is objective evidence of impairment and causes losses, corresponding loans are considered to be classified as impaired. The allowance for credit losses on impaired loans are collectively or individually assessed as appropriate.

The Group applies a series of criteria in determining the classification of loans. The loan classification criteria focuses on a number of factors, including (i) the borrower’s ability to repay the loan; (ii) the borrower’s repayment history; (iii) the borrower’s willingness to repay; (iv) the net realizable value of any collateral; and (v) the prospect for the support from any financially responsible guarantor. The Group also takes into account the length of time for which payments of principal and interest on a loan are overdue.